Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK LIQUIDITY FUNDS
MuniCash
New York Money Fund
California Money Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 30, 2021 to the Summary Prosp
ec
tuses, Pros
pec
tus and Statement of Additional Information of the Funds relating to Premier S har
es, each dated February 26, 2021, as supplemented to date
On July 27, 2021, the Board of Trustees of BlackRock Liquidity Funds (the “Trust”) on behalf of each Fund approved a proposal to terminate Premier Shares of each Fund.
Accordingly, effective at 4:00 P.M. (Eastern time) on September 27, 2021, Premier Shares of each Fund will be terminated as a share class of each Fund, respectively.

MUNICASH
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK LIQUIDITY FUNDS
MuniCash
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 30, 2021 to the Summary Prosp
ec
tuses, Pros
pec
tus and Statement of Additional Information of the Funds relating to Premier S har
es, each dated February 26, 2021, as supplemented to date
On July 27, 2021, the Board of Trustees of BlackRock Liquidity Funds (the “Trust”) on behalf of each Fund approved a proposal to terminate Premier Shares of each Fund.
Accordingly, effective at 4:00 P.M. (Eastern time) on September 27, 2021, Premier Shares of each Fund will be terminated as a share class of each Fund, respectively.

NEW YORK MONEY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK LIQUIDITY FUNDS
New York Money Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 30, 2021 to the Summary Prosp
ec
tuses, Pros
pec
tus and Statement of Additional Information of the Funds relating to Premier S har
es, each dated February 26, 2021, as supplemented to date
On July 27, 2021, the Board of Trustees of BlackRock Liquidity Funds (the “Trust”) on behalf of each Fund approved a proposal to terminate Premier Shares of each Fund.
Accordingly, effective at 4:00 P.M. (Eastern time) on September 27, 2021, Premier Shares of each Fund will be terminated as a share class of each Fund, respectively.

CALIFORNIA MONEY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK LIQUIDITY FUNDS
California Money Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated July 30, 2021 to the Summary Prosp
ec
tuses, Pros
pec
tus and Statement of Additional Information of the Funds relating to Premier S har
es, each dated February 26, 2021, as supplemented to date
On July 27, 2021, the Board of Trustees of BlackRock Liquidity Funds (the “Trust”) on behalf of each Fund approved a proposal to terminate Premier Shares of each Fund.
Accordingly, effective at 4:00 P.M. (Eastern time) on September 27, 2021, Premier Shares of each Fund will be terminated as a share class of each Fund, respectively.